Disclosure on Individual Items of the Consolidated Financial Statements (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure on Individual Items of the Consolidated Financial Statements [Abstract]
Schedule of Revenue from Contracts with Customers Disaggregated by Major Products	The following table presents the revenue from contracts with customers disaggregated by product types:
Revenue by product types	For the six months ended June 30,
kEUR	2025	2024
Charging	9,804	76,550
Commercial and industrial	103	1,043
Service	4,623	1,581
Other	85	88
Total	14,614	79,263

Schedule of Cost of Goods Sold

Cost of goods sold

	For the six months ended June 30,
kEUR	2025	2024
Cost of materials	12,307	54,023
Personnel expenses	5,468	5,734
Depreciation and amortization	2,904	2,982
Other expenses	599	851
Total	21,277	63,590

Schedule of Selling General and Administrative Expenses

Selling, general and administrative expenses

	For the six months ended June 30,
kEUR	2025	2024
Personnel expenses	5,755	5,632
Legal and consulting fees	5,004	2,559
Administration fee	1,837	1,821
Marketing costs	760	728
Insurance expenses	1,208	1,344
Depreciation and amortization	354	464
Other expenses	3,705	3,335
Total	18,624	15,883

Schedule of Finance Income and Finance Costs Recognized in Profit or Loss

The finance income and finance costs recognized in profit or loss are as follows:

	For the six months ended June 30,
kEUR	2025	2024
Finance income from remeasurement of warrant liabilities	24,909	-
Foreign currency gains	13,833	-
Income from other interest and similar income	1	23
Finance income	38,743	23
Finance expense from remeasurement of warrant liabilities	-122	-34,667
Interest expense from shareholder loans	-19,332	-4,662
Interest expense from convertible note	-1,633	-
Foreign currency losses	-2,450	-
Interest expense from leasing	-71	-99
Interest expense from guarantee commissions	-5	-9
Finance expenses	-23,613	-39,437
Net finance result	15,130	-39,414

Schedule of Inventories

Inventories include the following:

kEUR	Jun. 30, 2025	Dec. 31, 2024
Finished goods	16,372	15,245
Work in progress	10,564	9,402
Raw materials	45,271	53,010
Total	72,207	77,657

kEUR	Jun. 30, 2025	Dec. 31, 2024
Write-downs finished goods	-1,080	-181
Write-downs work in progress	-794	-808
Write-downs raw materials	-14,651	-13,003
Total	-16,525	-13,991

Schedule of Other Accrued Items	Other accrued items include the following:
kEUR	Jun.30, 2025	Dec. 31, 2024
Day One Loss	1,379	12,392
Other accrued items related to lender warrants	935	1,055
Total	2,314	13,447

Schedule of Cash and Cash Equivalents	Cash and cash equivalents include the following:
kEUR	Jun. 30, 2025	Dec. 31, 2024
Cash	1	1
Cash at banks	7,361	22,212
Restricted Cash	30,508	644
Total	37,869	22,858

Schedule of Issued and Outstanding Shares

The issued and outstanding shares as of 30 June, 2025, and as of 30 June, 2025, are shown in the table below.

in k units	2025	2024
Outstanding as of Jan. 01	52,362	50,585
Exercise of warrants	2,469	714
Exercise of options	47	50
Share based compensation	26	37
Conversion from convertible note	922	-
Outstanding as of Jun. 30	55,826	51,386
Treasury shares	80	61
Issued and outstanding as of Jun. 30	55,906	51,447

Schedule of the Reporting Date Warrant Liabilities

As of the reporting date, warrant liabilities include the following:

kEUR	No. of warrants issued	Jun. 30, 2025
Public warrants	7,826,371	13,155
Private warrants	119,866	473
Warrants relating to shareholder loans	10,373,336	56,733
Warrants relating to Convertible Note	1,116,072	6,616
Total	19,435,645	76,977

As of December 31, 2024, warrant liabilities included the following:

kEUR	No. of warrants issued	Dec. 31, 2024
Public warrants	11,542,415	39,997
Private warrants	119,866	734
Warrants relating to shareholder loans	10,480,003	78,849
Warrants relating to Convertible Note	-	-
Total	22,142,284	119,580

Schedule of Loans and Borrowings

As of June 30, 2025 loans and borrowings include the following:

	Jun. 30,	Thereof classified as
kEUR	2025	current	Non-current
Convertible note	28,199	18,975	9,224
Shareholder loans	5,426	5,426
Total	33,625	24,401	9,224

Schedule of Fair Value

The following table provides the carrying amounts and fair values of all financial assets and financial liabilities, including their levels in the fair value hierarchy.

kEUR	Classification	Fair value hierarchy	Carrying amount Jun. 30, 2025	Fair value Jun. 30, 2025	Carrying amount Dec. 31, 2024	Fair value Dec. 31, 2024
Financial assets
Cash and cash equivalents	At amortized cost	3	37,869	37,869	22,858	22,858
Trade receivables (current)	At amortized cost	3	6,085	6,085	9,900	9,900
Other investments (non-current)	At amortized cost	3	5	5	5	5
Other financial receivables (current)	At amortized cost	3	63	63	3,358	3,358
Other financial receivables (non-current)	At amortized cost	3	6	6	6	6
Total			44,028	44,028	36,126	36,126
kEUR	Classification	Fair value hierarchy	Carrying amount Jun. 30, 2025	Fair value Jun. 30, 2025	Carrying amount Dec. 31, 2024	Fair value Dec. 31, 2024
Financial liabilities
Warrant liabilities - private	FVTPL	2	13,155	13,155	39,997	39,997
Warrant liabilities - public	FVTPL	1	473	473	734	734
Warrant liabilities - Shareholder loan	FVTPL	2	56,733	56,733	78,849	78,849
Warrant liabilities - Convertible Notes	FVTPL	2	6,616	6,616	-	-
Loans and borrowings (non-current)	At amortized cost	3	9,224	16,074	-	-
Loans and borrowings (current)	At amortized cost	3	24,711	26,044	13,333	13,333
Trade payables (current)	At amortized cost	3	12,100	12,100	29,299	29,299
Trade payables due to related parties (current)	At amortized cost	3	1,045	1,045	2,601	2,601
Lease liabilities (non-current)	At amortized cost	3	1,882	-	2,336	-
Lease liabilities (current)	At amortized cost	3	1,054	-	1,144	-
Other payables financial (current)	At amortized cost	3	387	387	215	215
Total			127,379	132,627	168,510	165,030